SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals	$ 13,157	$ 11,588
Governmental authorities	8,383	988
Deferred rent income	21	617
Other	730	146
Other current liabilities	$ 22,291	$ 13,339